Liquidity - Additional Information (Details) - USD ($)		3 Months Ended			12 Months Ended
	Nov. 01, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Mar. 14, 2022
Disclosure Of Liquidity And Going Concern [Line Items]
Working capital					$ 38,415,549		$ 24,773,396
Accumulated deficit					(29,817,687)	$ (15,031,624)	(43,592,790)
Cash and cash equivalents					40,750,133	13,953,513	5,781,918
Accounts payable and accrued expenses					3,805,539		20,752,290
other current liabilities							$ 3,070,949
Issuance of common stock	$ 385,888	$ 67,000		$ 60,391	60,391	4,870
Treasury share held	$ 300,386							$ 385,888
June 2021 Offering
Disclosure Of Liquidity And Going Concern [Line Items]
Working capital			$ 41,100,000
Issuance of common stock			$ 41,135,357
IPO
Disclosure Of Liquidity And Going Concern [Line Items]
Working capital						14,600,000
Issuance of common stock					$ 41,135,357	$ 14,595,045